Stock-Based Compensation (Narrative) (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Employees And Non-Employee Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2.0
Number of shares authorized for issuance	37.3
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock option exercises, in years	8 years
Unrecognized compensation expense	$ 2.5
Period of recognition for unrecognized stock-based compensation costs, in years	1 year 9 months 18 days
Total intrinsic value of options exercised	$ 28.1	$ 25.7	$ 22.4
Tax benefit realized on options exercised	9.2	8.9	8.1
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 13.7
Period of recognition for unrecognized stock-based compensation costs, in years	2 years 3 months 14 days
Fair value of shares that vested during period	$ 34.2	$ 42.2	$ 22.0
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years